Derivative Financial Instruments (Narrative) (Details) $ in Millions, ¥ in Billions, £ in Billions	12 Months Ended
	Jan. 31, 2016 JPY (¥)	Jan. 31, 2016 GBP (£)	Jan. 31, 2015 JPY (¥)	Jan. 31, 2015 GBP (£)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)
Derivative [Line Items]
Cash collateral held from counterparties					$ 345	$ 323
Threshold of derivative liability position requiring cash collateral					$ 150
Designated as hedging instrument | Net investment hedging | United Kingdom
Derivative [Line Items]
Notional amount of nonderivative instruments | £		£ 2.5		£ 2.5
Designated as hedging instrument | Net investment hedging | Japan
Derivative [Line Items]
Notional amount of nonderivative instruments | ¥	¥ 10		¥ 100